Other Income - Summary of Other Income (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other operating income [abstract]
Account management service fees	¥ 954,126	¥ 1,234,950	¥ 1,168,955
Others	240,433	272,947	221,947
Other income	¥ 1,194,559	¥ 1,507,897	¥ 1,390,902